Summary of Significant Accounting Policies (Narrative) (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) Segment	Dec. 31, 2023 USD ($)
Accounting Policies [Line Items]
Number of operating segments | Segment	1
Cash and cash equivalents carrying amount	$ 110,761,000	$ 29,876,000
Federally insured limits	250,000	250,000
Impairment charges	0	0
Unrecognized tax benefits	$ 0	$ 0
Options granted maximum contractual term	10 years
Minimum
Accounting Policies [Line Items]
Estimated useful lives of property and equipment, net	3 years
Maximum
Accounting Policies [Line Items]
Estimated useful lives of property and equipment, net	7 years
Leasehold improvements
Accounting Policies [Line Items]
Estimated useful life of property and equipment, net	us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember